REVENUE RECOGNITION - Remaining Performance Obligations (Details)	Dec. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, period	12 months